Consolidated Statements of Operations (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 0	$ 0
Operating expenses:
General and administrative	738,000	598,000	1,620,000	2,211,000	2,688,000	2,959,000
Total operating expenses	738,000	598,000	1,620,000	2,211,000	2,688,000	2,959,000
Loss from operations	(738,000)	(598,000)	(1,620,000)	(2,211,000)	(2,688,000)	(2,959,000)
Other income	8,000	8,000	23,000	18,000	25,000	172,000
Net loss before income taxes	(730,000)	(590,000)	(1,597,000)	(2,193,000)	(2,663,000)	(2,787,000)
Income tax benefit					0	(61,000)
Net loss	$ (730,000)	$ (590,000)	$ (1,597,000)	$ (2,193,000)	$ (2,663,000)	$ (2,726,000)
Net loss per share:
Basic and diluted (in Dollars per share)	$ (0.10)	$ (0.07)	$ (0.21)	$ (0.28)	$ (0.34)	$ (0.36)
Basic and diluted (in Shares)	7,752	7,752	7,752	7,752	7,752	7,659